Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Debt

6.             Debt

2015 Senior Secured Notes

On September 24, 2010, we completed an offering of $150.0 million senior secured notes at a coupon rate of 12.50% (the "2015 Senior Secured Notes") with a maturity date of October 1, 2015. The interest on the notes will be payable in cash semi-annually in arrears on April 1 and October 1 of each year, commencing on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15. Interest on the notes will be computed on the basis of a 360-day year of twelve 30-day months. The notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes. The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the revolving credit facility and intends to use the remainder of the proceeds for funding a portion of the planned capital expenditures for development and drilling during 2011. As of June 30, 2011, $150.0 million notional amount of the 2015 Senior Secured Notes was outstanding. The carrying amount of the 2015 Senior Secured Notes was $148.8 million as of June 30, 2011.

The 2015 Senior Secured Notes are guaranteed on a senior secured basis by each of our existing and future domestic subsidiaries that guarantee indebtedness under our Amended Revolving Credit Facility. The 2015 Senior Secured Notes and the guarantees are secured by a security interest in substantially all of our and our existing future domestic subsidiaries' (other than certain future unrestricted subsidiaries') assets to the extent they constitute collateral under our Amended Revolving Credit Facility, subject to certain exceptions. Pursuant to an Intercreditor Agreement, the lien securing the notes is subordinated and junior to liens securing our Amended Revolving Credit Facility.

Amended Revolving Credit Facility

On September 24, 2010, an amendment to the Company's Revolving Credit Facility established a new borrowing base of $62.5 million which was undrawn at June 30, 2011. The Credit Agreement governing the amended revolving credit facility includes covenants restricting certain of the Company's financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses. The covenants also include limitations on borrowings, investments, and distributions.

Promissory Note

The Company has a promissory note with GE Commercial Finance Business Property Corporation ("GECF") with a balance of $2.9 million at June 30, 2011 related to the construction of the Houston office building. The GECF note requires monthly installments of principal and interest in the amount of $27,000 until September 1, 2025. There are no covenant requirements under this note.

Finance Agreement

During May 2011, the Company entered into an agreement to finance the premiums for its annual insurance policies with Imperial Credit Corporation. The finance agreement requires monthly installments of principal and interest in the amount of $0.9 million until February 1, 2012. There are no covenant requirements under this agreement.

9.             Debt

2015 Senior Secured Notes

On September 24, 2010, the Company completed an offering of $150.0 million senior secured notes at a coupon rate of 12.50% (the "2015 Senior Secured Notes") with a maturity date of October 1, 2015.  The interest on the 2015 Senior Secured Notes will be payable in cash semi-annually in arrears on April 1 and October 1 of each year, commencing on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15.  Interest on the notes will be computed on the basis of a 360-day year of twelve 30-day months.  The notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes.  The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the revolving credit facility and intends to use the remainder of the proceeds for funding a portion of the planned capital expenditures for development and drilling in 2011.  As of December 31, 2010, $150.0 million notional amount of the 2015 Senior Secured Notes was outstanding.  The carrying amount of the 2015 Senior Secured Notes was $148.7 million, net of discount, as of December 31, 2010.

The holders of the 2015 Senior Secured Notes entered into an Intercreditor Agreement with Union Bank, N.A. in its capacity as administrative agent for the First Lien Creditors who are parties to the Amended Revolving Credit Facility.  The Intercreditor Agreement states that the holders of the 2015 Senior Secured Notes are Second Lien Note Holders and are collateralized by a second lien on all properties as collateralized by the First Lien Creditors.

The senior notes contain typical restrictions on liens, mergers and sales of assets.  Until October 1, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 2015 Senior Secured Notes at a price equal to 112.50% of the principal amount, plus accrued and unpaid interest to the date of redemption, with the net cash proceeds of certain equity offerings.  On or after October 1, 2014 until March 31, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at an initial redemption price equal to par value plus one-half the coupon plus accrued and unpaid interest to the date of redemption.  On or after April 1, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at a redemption price equal to par plus accrued and unpaid interest to the date of redemption.  The Company may also redeem some or all of the 2015 Senior Secured Notes at any time prior to October 1, 2014 at the "make-whole" prices and at any time on or after April 1, 2015 at par.

Amended Revolving Credit Facility

On September 24, 2010, an amendment to the Company's Revolving Credit Facility established a new borrowing base of $62.5 million which was undrawn at December 31, 2010.  The Credit Agreement governing the amended revolving credit facility includes covenants restricting certain of the Company's financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses.  The covenants also include limitations on borrowings, investments, and distributions.  The Company is in compliance with these debt covenants at December 31, 2010.  The maturity date is September 3, 2012.

Promissory Note

The Company has a promissory note with GE Commercial Finance Business Property Corporation ("GECF") in the amount of $3.5 million related to the construction of the Houston office building.  The GECF note requires monthly installments of principal and interest in the amount of $27,000 until September 1, 2025.  There are no covenant requirements under this note.  The effective interest rate on this note was 7.05% at December 31, 2010 and 2009.

Finance Agreement

During May 2010, the Company entered into an agreement to finance the premiums for its annual insurance policies with Premium Assignment Corporation.  The finance agreement requires monthly installments of principal and interest in the amount of $1.0 million until February 1, 2011.  There are no covenant requirements under this agreement.  The effective interest rate on this agreement was 4.92% at December 31, 2010 and 2009.

Long-term Debt Maturities

The future estimated maturities of long-term debt are as follows:

Year ending December 31:	In thousands
2011	$ 1,112
2012	128
2013	137
2014	147
2015	150,158
Thereafter	2,290
Total	$ 153,972
Cash payments for interest totaled $3.4 million, $4.0 million and $4.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.